Amplify Inflation Fighter ETF
Consolidated Schedule of Investments
July 31, 2022 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 75.7%
Consumer Discretionary - 12.0%
Airbnb, Inc. - Class A (a)	1,240	$137,615
Century Communities, Inc.	4,217	215,784
DR Horton, Inc.	1,787	139,440
Green Brick Partners, Inc. (a)	10,654	285,527
Lennar Corp. - Class A	1,750	148,750
LGI Homes, Inc. (a)	1,835	206,988
M/I Homes, Inc. (a)	4,038	185,788
MDC Holdings, Inc.	4,871	176,574
PulteGroup, Inc.	3,476	151,623
Tri Pointe Homes, Inc. (a)	7,975	147,697
		1,795,786
Consumer Staples - 2.0%
Alico, Inc.	8,034	292,759
Energy - 15.7%
Antero Resources Corp. (a)	5,358	212,391
Cameco Corp.	11,188	288,142
Chevron Corp.	450	73,701
Denison Mines Corp. (a)	124,939	149,277
Energy Fuels, Inc. (a)	25,509	171,165
NexGen Energy Ltd. (a)	37,337	162,696
Ovintiv, Inc.	2,679	136,870
Phillips 66	800	71,200
Suncor Energy, Inc.	5,358	181,851
Texas Pacific Land Corp.	242	443,792
Uranium Energy Corp. (a)	106,424	446,981
		2,338,066
Financials - 0.4%
LendingTree, Inc. (a)	1,256	57,248
Information Technology - 5.8%
Core Scientific, Inc. (a)	200,391	502,981
Entegris, Inc.	1,292	141,991
Hive Blockchain Technologies Ltd. (a)	15,000	67,650
QUALCOMM, Inc.	1,067	154,779
		867,401
Materials - 11.1%
Franco-Nevada Corp.	1,561	199,777
Nucor Corp.	1,340	181,972
Osisko Gold Royalties Ltd.	17,328	181,078
POSCO Holdings, Inc. - ADR	3,652	171,096
Rio Tinto PLC - ADR (b)	3,377	206,098
Royal Gold, Inc.	1,789	187,434
Vale SA - ADR	12,981	174,724
Wheaton Precious Metals Corp.	10,520	360,836
		1,663,015
Real Estate - 28.7%
Anywhere Real Estate, Inc. (a)	8,054	79,976
Farmland Partners, Inc. (b) (c)	31,650	469,686
Five Point Holdings, LLC - Class A (a)	39,981	168,720
Forestar Group, Inc. (a)	14,015	193,968
FRP Holdings, Inc. (a)	4,336	255,824
Gladstone Land Corp. (c)	17,240	467,376
Kennedy-Wilson Holdings, Inc.	10,927	225,752
Morguard Corp.	1,601	138,227
PotlatchDeltic Corp. (c)	6,767	331,786
Rayonier, Inc. (c)	10,939	412,947
Redfin Corp. (a)	6,714	58,412
Stratus Properties, Inc. (a)	5,335	168,959
Tejon Ranch Co. (a)	14,102	232,965
The Howard Hughes Corp. (a)	2,592	183,747
The St Joe Co.	6,175	259,474
WeWork, Inc. - Class C (a) (b)	24,432	116,541
Weyerhaeuser Co. (c)	12,039	437,256
Zillow Group, Inc. - Class C (a)	2,564	89,432
		4,291,048
Total Common Stocks (Cost $13,224,254)		11,305,323

EXCHANGE TRADED FUNDS - 4.1%
FolioBeyond Rising Rates ETF	3,983	121,721
Simplify Interest Rate Hedge ETF	1,929	97,858
WisdomTree Enhanced Commodity Strategy Fund	16,631	387,003
Total Exchange Traded Funds (Cost $640,948)		606,582

MONEY MARKET FUNDS - 11.3%
Invesco Government & Agency Portfolio - Institutional Class - 1.64% (d)	1,692,996	1,692,996
Total Money Market Funds (Cost $1,692,996)		1,692,996

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.7%
First American Government Obligations Fund - Class X - 1.94% (d)	702,899	702,899
Total Investments Purchased with Proceeds from Securities Lending (Cost $702,899)		702,899
Total Investments - 95.8%
(Cost $16,261,097)		$14,307,800

Percentages are based on Net Assets of $14,930,244.
ADR -	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of July 31, 2022. Total value of securities out on loan is $692,640 or 4.6% of net assets.
(c)	Real Estate Investment Trust.
(d)	Seven-day yield as of July 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Consolidated Schedule of Open Futures Contracts
July 31, 2022 (Unaudited)

Number of Contracts	Description	Expiration Month	Notional Amount	Value/Unrealized Appreciation (Depreciation)
163	Micro Bitcoin	August 2022	$391,037	$16,477
78	Micro Gold	October 2022	1,381,770	34,194
36	Mini Soybean	November 2022	528,660	8,409
				$59,080

Consolidation of Subsidiary
Amplify Inflation Fighter ETF’s portfolio managers expect to obtain commodities exposure primarily through investments in commodity futures contracts via a wholly owned subsidiary of the Fund (the “Subsidiary”).The Subsidiary, which is organized under the laws of the Cayman Islands, is designed to enhance the ability of the Fund to obtain exposure to the commodities markets consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Fund is the sole shareholder of the Subsidiary, which will not be sold or offered to other investors. The Subsidiary is overseen by its own board of directors. The Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year end. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Subsidiary were $2,708,629 which represented 18.14% of the Fund’s net assets.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the period ended July 31, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended July 31, 2022, there have been no significant changes to the Fund's fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. Future contracts will be valued at the settlement price. If there is no market price available, then the securities will be valued at the last price.

If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the pricing committee, pursuant to procedures established under the general supervision and responsibility of the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of July 31, 2022:

	Category
	Investments in Securities
	Assets
	Level 1
	Common Stocks	$11,305,323
	Exchange Traded Funds	606,582
	Money Market Funds	1,692,996
	Investments Purchased with Proceeds fromSecurities Lending	702,899
	Total Level 1	14,307,800
	Level 2
	Total Level 2	-
	Level 3	-
	Total Level 3	-
	Total	$14,307,800
	Other Financial Instruments(a)
	Liabilities
	Level 1
	Futures Contracts	$59,080
	Total Level 1	59,080
	Level 2
	Total Level 2	-
	Level 3	-
	Total Level 3	-
	Total	$59,080

See the Schedule of Investments for further disaggregation of investment categories.

(a)	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are reflected at value.

For the period ended July 31, 2022, there were no transfers into or out of Level 3 for the Fund.

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of July 31, 2022, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.